INCOME TAXES - Additional Information (Details)		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expenses			$ 0		$ 0		$ 0
Applicable tax rate		16.50%	16.50%
Research and development tax credits	$ 4,500,000
Income tax payments (refunds)			$ 0		$ 0		$ 0
I-MabBiopharma US Ltd.
Effective Income Tax Rate Reconciliation [Line Items]
Applicable state and several other states tax rate		3.34%	3.34%
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expenses | ¥		¥ 0		¥ 0		¥ 0
Applicable tax rate		16.50%	16.50%
United States
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate		21.00%	21.00%
U.S. Federal
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss	155,100,000		$ 155,100,000
State
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss	107,800,000		107,800,000
Non-U.S.
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss	$ 40,400,000		$ 40,400,000
Texas | Visara Inc.
Effective Income Tax Rate Reconciliation [Line Items]
Applicable state and several other states tax rate		0.00%	0.00%
CN
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate		25.00%	25.00%